Finance lease receivables - Schedule of Finance Leases and Hire Purchases (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 20,364	£ 19,285
Net investment	17,915	16,907
Electric vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	1,502	996
Internal combustion engine vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	12,715	11,521
Self-charging hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	571	346
Plug-in hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	1,605	1,302
Other £m
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Balances [Line Items]
Gross investment	£ 1,522	£ 2,742